Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Continuing operations diluted	$ 2.06	$ (0.05)
Discontinued operations diluted	$ (0.33)	$ (0.51)
Diluted (in Shares)	4,732,726	40,485,912